Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Diverted Profits Tax Paid	$ 430
Payment of tax under diverted profit tax regime	869	$ 216
Diverted Profit Tax Refund	36
LSEG [member]
Statement [Line Items]
Diverted Profits Tax Paid		54
Diverted Profit Tax Refund	26
HMRC [member]
Statement [Line Items]
Diverted Profits Tax Paid		31
Diverted Profit Tax Refund	$ 10
HMRC Total [member]
Statement [Line Items]
Payment of tax under diverted profit tax regime		$ 85